Prepayments and Other Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Prepayments and Other Current Assets
Prepayments of copyright		¥ 7,862	¥ 25,000
Deposits		5,108	6,245
Prepayments of equipment location rental fee		54	3,216
Prepayments of office rent and utility fee		562	2,672
Prepayments of IT services		1,205	1,957
Prepayments of procurement cost		612	1,121
Others		916	1,641
Total	$ 2,501	¥ 16,319	¥ 41,852